Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Bank Borrowings [Member] | Properties [Member]
Property, Plant and Equipment [Line Items]
Properties, value	$ 273,448	$ 69,591